Costs and expenses by nature - Cost of goods sold and services (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs And Expenses By Nature
Freight	[1]	$ 4,738	$ 4,575	$ 3,439
Materials and services	[2]	3,632	2,907	2,782
Maintenance		3,105	2,812	2,529
Depreciation, depletion and amortization		3,049	2,857	2,961
Acquisition of products	[2]	2,566	2,277	946
Personnel		1,817	1,703	1,624
Fuel oil and gas	[3]	1,630	1,011	848
Royalties		1,268	1,370	845
Energy		719	639	673
Other		1,504	1,578	917
Total		24,028	21,729	17,564
Cost of goods sold		23,447	21,142	16,982
Cost of services rendered		581	587	582
Total		$ 24,028	$ 21,729	$ 17,564

[1]	In 2021, the increase, among other factors, is due to higher volumes sold in CFR sales and higher international freight reference price.
[2]	In 2021, the increase, among other factors, is due to the significant increase in the iron ore reference price.
[3]	In 2022, the increase, among other factors, is due to higher fuel prices and inflation of other inputs and services.